Lease Obligations and Commitments (Details)		1 Months Ended
	Sep. 06, 2017	May 31, 2018 CAD ($)	Sep. 30, 2023 USD ($)
Lease Obligations and Commitments [Abstract]
Monthly fee		$ 7,000
Rental agreement description	Under the terms of the agreement the Company paid $17,324 per month commencing on October 1, 2017 until April 30, 2023.
Right-of-use assets			$ 0